1475 Dunwoody Drive	Ian Macleod
West Chester, PA 19380	ian.macleod@resolutionlife.us
763.342.9164	www.resolutionlife.com

Private & Confidential

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE:	Farmers New World Life Insurance Company
Farmers Annuity Separate Account A
Post-Effective Amendment No. 30 to Form N-4
(File No. 333-85183) Farmers® Variable Annuity

Commissioners:

On behalf of Farmers New World Life Insurance Company (the “Company”) and Farmers Annuity Separate Account A (the “Separate Account”), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for the variable annuity contract offered by the Company through the Separate Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced post-effective amendment (the “Amendment”) to the registration statement on Form N-4 for the Separate Account. That Amendment was filed electronically with the Commission on April 30, 2024.

Sincerely,

/s/ Ian Macleod

Ian Macleod

Attorney-in-Fact

Security Life of Denver Insurance Company

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